BUSINESS COMBINATIONS - Disclosure of detailed information about fair value of identifiable assets acquired and liabilities assumed on acquisition date (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Aug. 16, 2021 CAD ($)	Aug. 16, 2021 ILS (₪)	Jul. 28, 2021 CAD ($)	Jul. 28, 2021 ILS (₪)	May 30, 2021 CAD ($)	May 30, 2021 ILS (₪)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 ILS (₪)	Dec. 31, 2020 CAD ($)
Assets
Indemnification asset	$ 2,112									$ 0
Trichome Financial Corp. (“Trichome”) [Member]
Assets
Cash and cash equivalents	362
Trade and other receivables	3,240
Indemnification asset	8,131
Biological assets	785
Inventory	3,883
Loan receivable	8,470
Investments	0
Property, plant and equipment	15,193
Derivative assets	114
Right of use assets	15,037
Investments	319
Intangible assets	6,458
Total identifiable assets	61,992
Liabilities
Trade and other payables	(15,196)
Bank Loans	0
Lease liability	(15,037)
Long term loans	0
Deferred tax	0
Total identifiable liabilities	(30,233)
Total identifiable assets, net	31,759
Goodwill arising on acquisition	67,269
Non-controlling interest	0
Total purchase price	99,028
MYM Nutraceuticals Inc. (“MYM”) [Member]
Assets
Cash and cash equivalents	131
Trade and other receivables	2,548
Indemnification asset	0
Biological assets	63
Inventory	4,180
Loan receivable	2,122
Investments	0
Property, plant and equipment	6,105
Derivative assets	0
Right of use assets	630
Investments	0
Intangible assets	17,200
Total identifiable assets	32,979
Liabilities
Trade and other payables	(4,442)
Bank Loans	(915)
Lease liability	(873)
Long term loans	0
Deferred tax	(4,061)
Total identifiable liabilities	(10,291)
Total identifiable assets, net	22,688
Goodwill arising on acquisition	39,932
Non-controlling interest	0
Total purchase price	62,620
Vironna pharmacy [Member]
Assets
Cash and cash equivalents	57
Trade and other receivables	259
Indemnification asset	0
Biological assets	0
Inventory	639
Loan receivable	0
Investments	0
Property, plant and equipment	210
Derivative assets	0
Right of use assets	0
Investments	0
Intangible assets	2,316
Total identifiable assets	3,481
Liabilities
Trade and other payables	(854)
Bank Loans	0
Lease liability	0
Long term loans	0
Deferred tax	(532)
Total identifiable liabilities	(1,386)
Total identifiable assets, net	2,095
Goodwill arising on acquisition	2,250
Non-controlling interest	(1,026)
Total purchase price	3,319	$ 3,300	₪ 8,500
Pharm Yarok pharmacy [Member]
Assets
Cash and cash equivalents	105
Trade and other receivables	456
Indemnification asset	0
Biological assets	0
Inventory	346
Loan receivable	0
Investments	0
Property, plant and equipment	1,145
Derivative assets	0
Right of use assets	0
Investments	0
Intangible assets	974
Total identifiable assets	3,026
Liabilities
Trade and other payables	(1,448)
Bank Loans	0
Lease liability	0
Long term loans	(1,042)
Deferred tax	(224)
Total identifiable liabilities	(2,714)
Total identifiable assets, net	312
Goodwill arising on acquisition	4,294
Non-controlling interest	0
Total purchase price	4,606			$ 4,600	₪ 11,900
Oranim pharmacy [Member]
Assets
Cash and cash equivalents	485
Trade and other receivables	1,329
Indemnification asset	0
Biological assets	0
Inventory	1,043
Loan receivable	0
Investments	0
Property, plant and equipment	389
Derivative assets	0
Right of use assets	1,312
Investments	0
Intangible assets	2,991
Total identifiable assets	7,549
Liabilities
Trade and other payables	(1,777)
Bank Loans	0
Lease liability	(1,312)
Long term loans	0
Deferred tax	(688)
Total identifiable liabilities	(3,777)
Total identifiable assets, net	3,772
Goodwill arising on acquisition	2,907
Non-controlling interest	(1,849)
Total purchase price	4,830
Panaxia Logistics Ltd. [Member]
Assets
Cash and cash equivalents	0
Trade and other receivables	0
Indemnification asset	0
Biological assets	0
Inventory	19
Loan receivable	0
Investments	2,837
Property, plant and equipment	88
Derivative assets	0
Right of use assets	0
Investments	0
Intangible assets	776
Total identifiable assets	3,720
Liabilities
Trade and other payables	0
Bank Loans	0
Lease liability	0
Long term loans	0
Deferred tax	0
Total identifiable liabilities	0
Total identifiable assets, net	3,720
Goodwill arising on acquisition	3,240
Non-controlling interest	0
Total purchase price	$ 6,960					$ 7,000	₪ 18,700	$ 7,000	₪ 18,700